DISCONTINUED OPERATIONS (Schedule of operating results attributed to the discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 3,853	$ 5,577	[1]	$ 2,982	[1]
Cost of sales	4,094	2,380	[1]	1,490	[1]
Gross profit	(241)	3,197	[1]	1,492	[1]
Other income	37
Operating income (loss)	(14,034)	(18,804)	[1]	(22,231)	[1]
Finance income (expenses), net	575	4,035	[1]	285	[1]
Income (loss) before taxes on income	(13,498)	(14,808)	[1]	(21,946)	[1]
Taxes on income	1	9	[1]	19	[1]
Income (loss) after taxes on income	(7,827)	(18,054)	[1]	(25,954)	[1]
Income (loss) from discontinued operations, net	5,672	(3,237)	[1]	(3,989)	[1]
Attributable to:
Equity holders of the Company	(8,485)	(16,485)	[1]	(23,879)	[1]
Non-controlling interests	658	(1,569)	[1]	(2,075)	[1]
Loss	(7,827)	(18,054)	[1]	(25,954)	[1]
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	151	2,934		2,658
Cost of sales	128	302		202
Gross profit	23	2,632		2,456
Other income	6,413	0		0
Research and development, Selling, general and administrative expenses, net	852	6,014		6,582
Operating income (loss)	5,584	(3,382)		(4,126)
Finance income (expenses), net	99	145		236
Income (loss) before taxes on income	5,683	(3,237)		(3,890)
Taxes on income	11	0		99
Income (loss) after taxes on income	5,672	(3,237)		(3,989)
Income (loss) from discontinued operations, net	5,672	(3,237)		(3,989)
Attributable to:
Equity holders of the Company	4,877	(2,436)		(2,933)
Non-controlling interests	795	(801)		(1,056)
Loss	$ 5,672	$ (3,237)		$ (3,989)

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.